MetLife Investors USA Insurance Company

22 Corporate Plaza Drive

Newport Beach, CA 92660

November 5, 2004

VIA EDGAR

Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

Judiciary Plaza

450 Fifth Street, NW

Washington, D.C. 20549

Re:	MetLife Investors USA Insurance Company and
MetLife Investors USA Separate Account A
File No. 333-54470 (Series L - 3 Year and Series L - 4 Year)
Rule 497(j)

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the “Company”) and MetLife Investors USA Separate Account A (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement, dated November 3, 2004 to the Prospectus dated May 1, 2004 (as supplemented) and the form of Prospectus Supplement, dated November 22, 2004 to the November 22, 2004 Prospectus being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements to the Prospectus contained in Post-Effective Amendment No. 8 for the Account filed electronically with the Commission on November 1, 2004.

If you have any questions, please contact me at (617) 578-3514.

Sincerely,

/s/ Michele H. Abate

Senior Counsel of

Michele H. Abate

Metropolitan Life Insurance Company